Notes to the consolidated financial statements - Selling and distribution expenses (Details) - Selling and distribution expenses - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Notes to the consolidated financial statements
Personnel	€ (1,467)	€ (943)
Amortization and depreciation	(38)	(65)
Other	(320)	(224)
Total	(1,825)	(1,232)
Salary and salary-related expenses	1,315	777
Expenses from share-based payments	€ 152	€ 166